General and administrative expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
General and administrative expenses

14. General and administrative expenses

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$

Professional fees	$132,040	$173,748
Audit fee	107,129	-
Employee costs	42,373	34,174
Insurance	124,099	16,063
Other expenses	25,191	34,592
Subscriptions and dues	15,827	12,909
Management fee	105,169	75,000
Travel expenses	31,832	37,670
Depreciation	28,123	2,482
Technology costs	2,587	25,757
Occupancy costs	8,650	4,595
Security	2,302	2,269
Utilities	3,256	2,695
Total general and administrative expenses	$628,578	$421,954

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$

Professional fees	$921,928	$1,062,389
Audit fee	196,641	-
Employee costs	267,352	124,997
Insurance	398,817	102,431
Other expenses	242,301	180,679
Subscriptions and dues	29,566	79,974
Management fee	294,169	228,000
Travel expenses	145,916	68,256
Depreciation	60,077	4,369
Technology costs	6,573	38,864
Occupancy costs	21,745	18,612
Security	6,869	6,575
Utilities	8,468	5,947
Total general and administrative expenses	$2,600,422	$1,921,093

18 General and administrative expenses

	Year Ended June 30,
	2024	2023
		Restated
Professional fees	$973,482	$1,094,500
Employee costs	428,715	179,301
Insurance	492,676	152,911
Other expenses	546,879	265,908
Management fee	312,000	252,000
Expected credit losses	264,798	380,604
Travel expenses	112,291	39,290
Depreciation	17,473	24,444
Technology costs	17,187	42,784
Occupancy costs	43,990	12,298
Security	9,266	18,280
Utilities	6,086	5,112
Total general and administrative expenses	$3,224,843	$2,467,432